SHAREHOLDERS' EQUITY (DEFICIT) (Details) $ / shares in Units, $ in Thousands								12 Months Ended
	Oct. 05, 2020 USD ($) $ / shares shares	Sep. 03, 2020 $ / shares shares	Jul. 06, 2020	Sep. 05, 2019 USD ($) $ / shares shares	Jul. 02, 2019 shares	Jun. 12, 2019 USD ($) $ / shares shares	Aug. 07, 2008 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2020 ₪ / shares	Aug. 31, 2020 shares	Dec. 31, 2019 ₪ / shares	Nov. 20, 2008 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary share issued								8,758,037	576,556
Reverse split			1-for-3
Convertible notes issued (in Shares)								2,415,022
Warrants exercise price | $ / shares								$ 8.80	$ 100
Outstanding convertible preferred shares		2,954,267
Per share price | ₪ / shares											₪ 0.03		₪ 0.03
Share-based compensation expense | $								$ 18	$ 14
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $								18	14
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $								18	14
CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary share issued						117,125
Option issued						117,125
Per share price | $ / shares						$ 3.339
Percentage of option vested						37.50%
Fair value of option | $						$ 63
Share-based compensation expense | $								$ 2	$ 61
COO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary share issued				51,166
Option issued				51,166
Per share price | $ / shares				$ 0.24
Share-based compensation expense | $				$ 2
COO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary share issued				51,166
Option issued				51,166
Per share price | $ / shares				$ 3.339
Percentage of option vested				12.50%
Fair value of option | $				$ 34
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term plan							10 years
Reserve for issuance							167,869							392,777
Options outstanding								153,882	153,882
Intrinsic value of share options outstanding | $								$ 651	$ 275	0
Intrinsic value of share options exercisable | $								$ 651	$ 275	$ 0
2008 Plan [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserve for issuance														224,884
2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term plan					10 years
Reserve for issuance					219,456
Options outstanding								219,456	219,456
Intrinsic value of share options outstanding | $								$ 407	$ 91
Intrinsic value of share options exercisable | $								$ 385	$ 91
2019 Convertible Notes Related Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares		$ 6.72
Warrant excercise		297,589
Warrant expired date		Sep. 03, 2025
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible notes issued (in Shares)		312,170
Warrants expired		5 years
Warrants exercise price | $ / shares		$ 8.80
Over-Allotment Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares		$ 7.99
Warrant excercise		375,000
Option issued		375,000
Per share price | $ / shares		$ 0.01
Crescendo Communications [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term plan								P2Y
Share-based compensation expense | $								$ 137
Crescendo Communications [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary share issued												152,110
Percentage of shares issued												3.75%
Underwriters [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares	$ 8.80
Warrant excercise	375,000
Warrant expired date	Sep. 03, 2025
Option expired								375,000
Amount of return | $	$ 3
Underwriters [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares issued		5.00%
Warrants expired		5 years
Option issued		125,000
Per share price | $ / shares		$ 10.00
Offering price		125.00%